Intangible Assets, Net (Summary of the Company's Intangible Assets, Net) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 71,058	$ 105,266
Accumulated Amortization	(29,724)	(40,769)
Impairment	(28,999)	(39,358)
Net Carrying Amount	12,335	25,139
Operating rights for licensed games [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	30,497	26,869
Accumulated Amortization	(13,178)	(9,517)
Impairment	(9,208)	(9,474)
Net Carrying Amount	8,111	7,878
Computer software [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	7,113	6,902
Accumulated Amortization	(5,747)	(5,021)
Impairment	0	0
Net Carrying Amount	1,366	1,881
Developed technologies [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	8,241	18,736
Accumulated Amortization	(872)	(3,111)
Impairment	(7,369)	(12,334)
Net Carrying Amount	0	3,291
Trademarks and domain names [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	15,954	20,676
Accumulated Amortization	(5,523)	(5,988)
Impairment	(9,758)	(11,747)
Net Carrying Amount	673	2,941
Cinema advertising slot rights [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	3,199	12,615
Accumulated Amortization	(2,625)	(8,721)
Impairment	0	0
Net Carrying Amount	574	3,894
Others [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	6,054	19,468
Accumulated Amortization	(1,779)	(8,411)
Impairment	(2,664)	(5,803)
Net Carrying Amount	$ 1,611	$ 5,254